Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 0	$ 0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	43,205	(88,387)
Cash held by acting commodity futures brokers administrating open contracts	6,788,072	35,818,805
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	0	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	43,205	(88,387)
Longest maturity date	Feb. 28, 2013	Mar. 31, 2012
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	981,779	1,220,777
Cash held by acting commodity futures brokers administrating open contracts	11,255,076	14,421,691
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	951,801	1,229,274
Longest maturity date	Dec. 31, 2014	Dec. 31, 2013
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	29,978	(8,497)
Longest maturity date	Feb. 28, 2013	Jan. 31, 2012
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	2,551,354	6,401,899
Cash held by acting commodity futures brokers administrating open contracts	200,859,877	294,109,636
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	2,503,274	5,995,510
Longest maturity date	Mar. 31, 2017	Mar. 31, 2016
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	48,080	406,389
Longest maturity date	Mar. 31, 2013	Mar. 31, 2012
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	(1,041,544)	8,766,171
Cash held by acting commodity futures brokers administrating open contracts	132,743,763	229,719,742
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	(1,651,077)	8,196,777
Longest maturity date	Jun. 30, 2017	Mar. 31, 2015
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 609,533	$ 569,394
Longest maturity date	Apr. 30, 2013	Mar. 31, 2012